Pension And Other Postretirement Benefits (Schedule Of Net Periodic Pension Costs) (Details) (Pension Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 870,115	$ 799,030	$ 751,666
Interest cost	1,937,423	1,976,494	2,020,706
Less: Expected return on plan assets	(2,349,451)	(2,081,173)	(1,937,101)
Amortization of prior service cost	99,728	108,763	109,978
Recognized net actuarial loss	1,333,634	1,234,594	912,989
Net periodic expense	$ 1,891,449	$ 2,037,708	$ 1,858,238